SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation and Basis of Presentation

        The Company has prepared the accompanying consolidated financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The consolidated financial statements include the Company and its consolidated subsidiaries. The consolidated financial statements are expressed in U.S. dollars. The consolidated financial statements include the accounts of the Company's subsidiaries in which the Company has a controlling financial interest and reflect the noncontrolling interests of the minority owners of the subsidiaries that are not fully owned for the periods presented, as applicable. A controlling financial interest may exist based on ownership of a majority of the voting interest of a subsidiary, or based on the Company's determination that it is the primary beneficiary of a variable interest entity ("VIE"). The primary beneficiary of a VIE is the party that has the power to direct the activities that most significantly impact the economic performance of the entity and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity. The Company assesses whether it is the primary beneficiary on an ongoing basis, as prescribed by the accounting guidance on the consolidation of VIEs. The consolidated status of the VIEs with which the Company is involved may change as a result of such reassessments.

        As of the beginning of 2010, CNH Capital adopted new accounting guidance related to the accounting for transfers of financial assets and the consolidation of VIEs. As a significant portion of the Company's securitization trusts and facilities are no longer exempt from consolidation under the new guidance, the Company was required to consolidate the receivables and related liabilities. These securitizations qualify as collateral for secured borrowings. The receivables remain on the balance sheet and are included in "Receivables". For additional information, see "New Accounting Pronouncements Adopted" below, "Note 3: Receivables" and "Note 7: Credit Facilities and Debt".

        The Company adopted the guidance prospectively in 2010, and therefore, the financial statements prepared for 2010 and future periods will reflect the new accounting requirements, but the financial statements for periods ending on or before December 31, 2009 reflected the accounting guidance applicable during those periods. The Company's statement of operations for the years ended December 31, 2011 and 2010 no longer reflect securitization income and initial gains or losses on new securitization transactions, but instead report interest income and other income associated with all securitized receivables, and interest expense associated with the debt issued by the securitization trusts and facilities. Therefore, 2011 and 2010 results are not comparable to prior period amounts. In addition, because the Company's new securitization transactions do not meet the requirements for derecognition under the new guidance and are accounted for as secured borrowings rather than asset sales, the cash flows from these transactions are presented in 2011 and 2010 as cash flows from financing activities rather than cash flows from operating or investing activities.

Use of Estimates in the Preparation of Financial Statements

        The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities and reported amounts of revenues and expenses. Significant estimates in these consolidated financial statements include the residual values of equipment on operating leases, allowance for credit losses, and tax contingencies. Actual results could differ from those estimates.

Revenue Recognition

        Finance and interest income on retail and other notes receivables and finance leases is recorded using the effective yield method. Deferred costs on the origination of financing receivables are recognized as a reduction in finance revenue over the expected lives of the receivables using the effective yield method. Recognition of income on receivables is suspended when management determines that collection of future income is not probable or when an account becomes 120 days delinquent, whichever occurs earlier. Income accrual is resumed if the receivable becomes contractually current and collection doubts are removed. Previously suspended income is recognized at that time. The Company applies cash received on nonaccrual financing receivables to first reduce any unrecognized interest and then the recorded investment and any other fees. Receivables are considered past due if the required principal and interest payments have not been received as of the date such payments were due. Delinquency is reported on receivables greater than 30 days past due. Charge-offs of principal amounts of receivables outstanding are deducted from the allowance at the point when it is determined to be probable that all amounts due will not be collected.

        A substantial portion of the Company's interest income arises from retail sales programs offered by CNH North America on which finance charges are waived or below-market rate financing programs are offered. When the Company acquires retail installment sales contracts and finance leases subject to below-market interest rates, including waived interest rate financing, the Company is compensated by CNH North America in an amount equal to the present value of the difference between the payments at the customer rate and the payments at the market rate. This amount is initially recognized as an unearned finance charge and is recognized as interest income over the term of the retail notes and finance leases, and is included in "Interest and other income from affiliates" in the accompanying consolidated statements of income.

        For selected wholesale receivables, CNH North America compensates the Company for the difference between market interest rates and the amount paid by the dealer. The amounts recognized in 2011 and 2010 are included in "Interest and other income from affiliates" and in 2009 are included in either "Interest and other income from affiliates" or "Gain on retail, wholesale and revolving credit notes sold" in the accompanying consolidated statements of income based on the accounting guidance applicable during that year.

        The Company is also compensated for lending funds to CNH North America. The amounts earned are included in "Interest and other income from affiliates" in the accompanying consolidated statements of income.

        Income from operating leases is recognized over the term of the lease on a straight-line basis. For selected operating leases, CNH North America compensates the Company for the difference between market rental rates and the amount paid by the customer. The amounts from CNH North America recognized as rental income on operating leases were included in "Interest and other income from affiliates."

Foreign Currency Translation

        The Company's non-U.S. subsidiaries maintain their books and accounting records using local currency as the functional currency. Assets and liabilities of these non-U.S. subsidiaries are translated into U.S. dollars at period-end exchange rates, and net exchange gains or losses resulting from such translation are included in "Accumulated other comprehensive income" in the accompanying consolidated balance sheets. Income and expense accounts of these non-U.S. subsidiaries are translated at the average exchange rates for the period, and gains and losses from foreign currency transactions are included in net income in the period that they arise.

Cash and Cash Equivalents

        Cash equivalents are highly liquid investments with an original maturity of three months or less. The carrying value of cash equivalents approximates fair value because of the short maturity of these investments.

Restricted Cash

        Restricted cash includes principal and interest payments from wholesale, retail and revolving credit receivables owned by the consolidated VIEs that are payable to the investors in the asset-backed securities that issued debt of those entities, and cash pledged as a credit enhancement to those same investors. These amounts are held by depository banks in order to comply with contractual agreements.

Receivables and Receivable Sales

        Receivables are recorded at face value, net of allowances for credit losses and deferred fees and costs. Allowances for credit losses are determined based on past experience with similar receivables including current and historical past due amounts, dealer termination rates, write-offs, collections and economic conditions.

        Periodically, the Company sells or transfers retail, wholesale and revolving credit receivables to funding facilities or in securitization transactions. Prior to January 1, 2010, these transactions were primarily accounted for as sales. In the accordance with the new accounting guidance, adopted on January 1, 2010, regarding transfers of financial assets and the consolidation of VIEs, the majority of the retail, wholesale and revolving credit receivables sold in securitizations do not qualify as sales and are recorded as secured borrowings with no gains or losses recognized at the time of securitization.

        For those receivable securitizations which continue to qualify as sales, the Company retains interest-only strips, servicing rights and cash reserve accounts, all of which are recorded at fair value as retained interests in the securitized receivables. Changes in these fair values are recorded in other accumulated comprehensive income as an unrealized gain or loss on available-for-sale securities. With regards to other-than-temporary impairments ("OTTI") of debt securities, any OTTI due to changes in the constant prepayment rate and the expected credit loss rate are included in net income. An OTTI due to a change in the discount rates would be included in "Accumulated other comprehensive income" in the accompanying consolidated balance sheets.

Allowance for Credit Losses

        The allowance for credit losses is established to cover probable losses on receivables owned by the Company and consists of two components, depending on whether the receivable has been individually identified as being impaired. The first component of the allowance for credit losses covers all or a portion of specific receivables reviewed by management for which the Company has determined it will not collect all of the contractual principal and interest. Receivables are individually reviewed for impairment based on, among other items, amounts outstanding, amounts past due, collateral values, days past due and prior collection history. These receivables are subject to impairment measurement at the loan level based either on the present value of expected future cash flows discounted at the receivables' effective interest rate or the fair value of the collateral for collateral-dependent receivables and receivables for which foreclosure is deemed to be probable. When the values are lower than the carrying value of the receivables, impairment is recognized.

        The second component of the allowance for credit losses covers all receivables that are not yet individually identifiable. The allowance for these receivables is based on aggregated portfolio evaluations, generally by financial product. The allowance for retail credit losses is based on loss forecast models that consider a variety of factors that include, but are not limited to, historical loss experience, collateral value, portfolio balance and delinquencies. The allowance for wholesale credit losses is based on loss forecast models that consider a variety of factors that include, but are not limited to, historical loss experience, collateral value, portfolio balance and dealer risk ratings. The loss forecast models are updated on a quarterly basis to incorporate information reflecting the current economic environment.

        Charge-offs of principal amounts of receivables outstanding are deducted from the allowance at the point when it is determined to be probable that all amounts due will not be collected.

Equipment on Operating Leases

        The Company purchases leases and equipment from CNH North America dealers and other independent third parties that have leased equipment to retail customers under operating leases. The Company's investment in operating leases is based on the purchase price paid for the equipment. Income from these operating leases is recognized over the term of the lease. The equipment is depreciated on a straight-line basis over the term of the lease to the estimated residual value at lease termination, which is estimated at the inception of the lease. Realization of the residual values is dependent on the Company's future ability to re-market the equipment under then prevailing market conditions. The Company continually evaluates whether events and circumstances have occurred which affect the estimated residual values of equipment on operating leases and adjusts estimated residual values if necessary. Management believes that the estimated residual values are realizable. Expenditures for maintenance and repairs are the responsibility of the lessee.

        Equipment returned to the Company upon termination of leases and held for subsequent sale or lease is recorded at the lower of net book value or estimated fair value of the equipment, less cost to sell, and is not depreciated.

Goodwill and Intangible Assets

        Goodwill represents the excess of the aggregate purchase price over the fair value of the net assets acquired. Goodwill is deemed to have an indefinite useful life and is reviewed for impairment at least annually. During 2011 and 2010, the Company performed its annual impairment review as of December 31, and concluded that there was no impairment in either year. Other intangible assets consist of software and are being amortized on a straight-line basis over five years.

Income Taxes

        The provision for income taxes is determined using the asset and liability method. The Company recognizes a current tax liability or asset for the estimated taxes payable or refundable on tax returns for the current year and tax contingencies estimated to be settled with taxing authorities within one year. A deferred tax liability or asset is recognized for the estimated future tax effects attributable to temporary differences and tax loss carryforwards. The measurement of current and deferred tax liabilities and assets is based on provisions of enacted tax law. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized based on available evidence.

Derivatives

        The Company's policy is to enter into derivative transactions to manage exposures that arise in the normal course of business and not for trading or speculative purposes. The Company records derivative financial instruments in the consolidated balance sheets as either an asset or liability measured at fair value. The fair value of the Company's interest rate derivatives is based on discounting expected cash flows, using market interest rates, over the remaining term of the instrument. Changes in the fair value of derivative financial instruments are recognized in current income unless specific hedge accounting criteria are met. For derivative financial instruments designated to hedge exposure to changes in the fair value of a recognized asset or liability, the gain or loss is recognized in income in the period of change together with the offsetting loss or gain on the related hedged item. For derivative financial instruments designated to hedge exposure to variable cash flows of a forecasted transaction, the effective portion of the derivative financial instrument's gain or loss is initially reported in accumulated other comprehensive income (loss) and is subsequently reclassified into income when the forecasted transaction affects income. The ineffective portion of the gain or loss is reported in income immediately. For derivative financial instruments that are not designated as hedges but held as economic hedges, the gain or loss is recognized immediately into income.

        For derivative financial instruments designated as hedges, the Company formally documents the hedging relationship to the hedged item and its risk management strategy for all derivatives designated as hedges. This includes linking all derivatives that are designated as fair value hedges to specific assets and liabilities contained in the consolidated balance sheets and linking cash flow hedges to specific forecasted transactions or variability of cash flow. The Company assesses the effectiveness of the hedging instrument both at inception and on an ongoing basis. If a derivative is determined not to be highly effective as a hedge, or the underlying hedged transaction is no longer probable of occurring, or the derivative is terminated, the hedge accounting described above is discontinued and the derivative is marked to fair value and recorded in income through the remainder of its term.

New Accounting Pronouncements Adopted

Troubled Debt Restructurings

        In April 2011, the Financial Accounting Standards Board ("FASB") issued accounting guidance that clarifies creditors' account treatment and reporting obligations concerning troubled debt restructurings. A troubled debt restructuring occurs when a creditor grants a concession it would not otherwise consider to a debtor that is experiencing financial difficulties. The guidance clarifies what would be considered a concession by the creditor and financial difficulties of the debtor. Certain disclosures are required for transactions that qualify as troubled debt restructurings. This new guidance was effective for the Company on January 1, 2011. The disclosures required by this guidance have been included in these notes to the consolidated financial statements. For further information see "Note 3: Receivables".

Presentation of Comprehensive Income

        In June 2011, the FASB issued new accounting guidance on the presentation of comprehensive income in financial statements. The new guidance removes current presentation options and requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements. The new reporting required by this accounting guidance has been included in these financial statements.

Transfer of Financial Assets and Consolidation of VIEs

        In June 2009, the FASB issued new accounting guidance which changes the accounting for transfers of financial assets. The guidance eliminates the concept of a qualifying special purpose entity ("QSPE"), changes the requirements for derecognizing financial assets, and requires additional disclosures by providing greater transparency about transfers of financial assets, including securitization transactions, and an entity's continuing involvement in and exposure to the risks related to transferred financial assets.

        In June 2009, the FASB also issued new accounting guidance which amends the accounting for VIEs. The guidance changes the criteria for determining whether the consolidation of a VIE is required from a quantitative risk and rewards model to a qualitative model, based on control and economics. The guidance also eliminates the scope exception for QSPEs, increases the frequency for reassessing consolidation of VIEs and creates new disclosure requirements about an entity's involvement in a VIE.

        The Company adopted the new guidance on January 1, 2010. As a significant portion of the Company's securitization trusts and facilities were no longer exempt from consolidation as QSPEs under the guidance, the Company reassessed these VIEs under the new qualitative model and determined it was the primary beneficiary, as the Company has both the power to direct the activities of the VIE that most significantly impact the VIE's economic performance and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. Therefore, the Company consolidated the receivables and related liabilities held by these VIEs based on the carrying amounts of the assets and liabilities, as prescribed by the new guidance. The impact of the Company's adoption of the new guidance on January 1, 2010 is as follows:

Adjustment for New Guidance
Restricted cash	$548,400
Receivables less allowance for credit losses of $59,090	5,558,535
Retained interest	(475,302)
Equipment held for sale	17,304
Other assets	59,146

Total assets	5,708,083

Accounts payable and other accrued liabilities	2,725
Short-term debt	3,387,715
Long-term debt	2,361,090

Total liabilities	5,751,530
Total equity	(43,447)

Total liabilities and equity	$5,708,083

        The assets of the VIEs include restricted cash and certain receivables that are restricted to settle the obligations of those entities and are not expected to be available to the Company or its creditors. Liabilities of the consolidated VIEs include secured borrowings for which creditors or beneficial interest holders do not have recourse to the general credit of the Company.

        The Company adopted the guidance prospectively in 2010 and, therefore, the financial statements prepared for 2010 and subsequent periods reflect the new accounting requirements, but the financial statements for periods ended on or before December 31, 2009 reflected the accounting guidance applicable during those periods. The Company's statements of operations for the years ended December 31, 2011 and 2010 no longer reflect securitization income and initial gains or losses on new securitization transactions, but instead report interest income and other income associated with all securitized receivables, and interest expense associated with the debt issued from the securitization trusts and facilities. Therefore, 2011 and 2010 results are not comparable to prior period amounts. In addition, because the Company's new securitization transactions do not meet the requirements for derecognition under the new guidance, and are accounted for as secured borrowings rather than asset sales, the cash flows from these transactions are presented in 2011 and 2010 as cash flows from financing transactions rather than cash flows from operating or investing activities. For further information regarding this new guidance, see "Note 3: Receivables", "Note 7: Credit Facilities and Debt", and "Note 9: Financial Instruments".